Average Annual Total Returns		12 Months Ended	14 Months Ended	20 Months Ended	38 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity Buffer10 Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.52%			13.03%
AllianzIM U.S. Equity Buffer10 Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.52%			13.03%
AllianzIM U.S. Equity Buffer10 Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.41%			10.23%
AllianzIM U.S. Equity Buffer20 Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.13%			10.01%
AllianzIM U.S. Equity Buffer20 Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.13%			10.01%
AllianzIM U.S. Equity Buffer20 Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.40%			7.81%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.03%		10.60%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.03%		10.60%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.16%		8.14%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.92%	13.25%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.92%	13.25%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.65%	10.12%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.39%			19.71%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)_1
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.39%			19.71%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)_2
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.39%		20.17%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)_3
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.39%	16.89%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.